Share-based payments - Summary of Expenses Arising from Share-based Payment Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expenses arising from share-based payment transactions	$ (35,466)	$ (23,632)	$ (1,014)